Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 31,841	$ 307,375	$ 241,870	$ 822,845
Operating expenses
Cost of sales			341,626	1,206,960
General and administrative	1,764,943	2,805,927	4,833,321	2,979,348
Depreciation	42,394	97,470
Marketing and selling	4,882		69,764	7,900
Professional fees			3,350,308
Depreciation and amortization			293,937	453,887
Total operating expenses	1,812,219	2,903,397	8,888,956	4,648,095
Operating loss	(1,780,378)	(2,596,022)	(8,647,086)	(3,825,250)
Other income (expense)
Interest expense	(26,028)	(17,227)	(110,677)	(167,188)
Interest income	23,980	4,662	20,270	18,345
Miscellaneous expense		(4,586)
Loss on impairment of investments			(14,845)	(18,345)
Miscellaneous income	17,500		20,000
Loss on conversion of related party note payable		(310,526)	310,526
Gain on write-down of accrued interest				19,310
Loss on sale of fixed assets			(39,288)
Gain on sale of marketable securities		9,857,429	9,857,429
Gain on sale of luxury box	44,444		355,556
Gain on sale of commercial building		260,141	260,141
Other income		46,312	2,416,357
Total other income (expense)	59,896	9,836,205	12,454,417	(147,878)
Net income (loss) before income taxes	(1,720,482)	7,240,183	3,807,331	(3,973,128)
Provision for income taxes			277,000
Net Income (loss)	$ (1,720,482)	$ 7,240,183	3,530,331	(3,973,128)
Loss attributable to non-controlling interests				(8,513)
Net income (loss) attributable to common shareholders			$ 3,530,331	$ (3,964,615)
Net income (loss) attributable to common stockholders per share:
Net loss per share - basic	$ (0.02)	$ 0.11	$ 0.05	$ (0.06)
Net loss per share - diluted	$ (0.02)	$ 0.11	$ 0.05	$ (0.06)
Weighted average number of shares outstanding:
Basic	71,501,667	68,877,240	70,464,280	65,882,993
Diluted	71,501,667	69,097,364	70,665,779	65,882,993